Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Treasury stock, Shares	181,381
Class A Common Stock
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	210,000,000	210,000,000
Ordinary shares, issued	50,402,763	34,557,480
Ordinary shares, outstanding	50,402,763	34,557,480